Expense Example {- Fidelity SAI Low Duration Income Fund} - 08.31 Fidelity SAI Bond Funds Combo PRO-04 - Fidelity SAI Low Duration Income Fund - Fidelity SAI Low Duration Income Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 23
3 years	86
5 years	158
10 years	$ 370